Strategic Report - Remuneration (Details) - GBP (£)	2 Months Ended	12 Months Ended
	Feb. 20, 2018	Dec. 31, 2018	Dec. 31, 2017
John Flint
Disclosure of transactions between related parties [line items]
Base salary	£ 97,139	£ 1,028,000	£ 0
Fixed pay allowance	130,236	1,459,000	0
Cash in lieu of pension	28,000	308,000	0
Annual incentive	£ 271,000	1,665,000	0
AML DPA Award		0	0
LTI		0	0
Sub-total		4,460,000	0
Taxable benefits		40,000	0
Non-taxable benefits		28,000	0
Notional returns		54,000	0
Total		4,582,000	0
Stuart Gulliver
Disclosure of transactions between related parties [line items]
Base salary		171,000	1,250,000
Fixed pay allowance		241,000	1,700,000
Cash in lieu of pension		51,000	375,000
Annual incentive		282,000	2,127,000
AML DPA Award		1,530,000	0
LTI		0	0
Sub-total		2,275,000	5,452,000
Taxable benefits		65,000	500,000
Non-taxable benefits		6,000	71,000
Notional returns		41,000	63,000
Total		2,387,000	6,086,000
Iain Mackay
Disclosure of transactions between related parties [line items]
Base salary		700,000	700,000
Fixed pay allowance		950,000	950,000
Cash in lieu of pension		210,000	210,000
Annual incentive		1,088,000	1,334,000
AML DPA Award		1,057,000	0
LTI		0	0
Sub-total		4,005,000	3,194,000
Taxable benefits		80,000	64,000
Non-taxable benefits		44,000	37,000
Notional returns		33,000	42,000
Total		4,162,000	3,337,000
Marc Moses
Disclosure of transactions between related parties [line items]
Base salary		700,000	700,000
Fixed pay allowance		950,000	950,000
Cash in lieu of pension		210,000	210,000
Annual incentive		1,324,000	1,358,000
AML DPA Award		695,000	0
LTI		0	0
Sub-total		3,879,000	3,218,000
Taxable benefits		13,000	16,000
Non-taxable benefits		38,000	38,000
Notional returns		33,000	42,000
Total		£ 3,963,000	£ 3,314,000